Other non-current assets	12 Months Ended
Dec. 31, 2023
Other non current assets
Other non-current assets

Note 7. Other non-current assets

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
Long‑term deposit accounts	1,745	700	9,000
Advance payments – non-current	689	895	1,047
Accrued income	0	65	0
Security deposits	8	8	8
Other non‑current assets	2,442	1,668	10,055

Long-term deposits accounts

As of December 31, 2023, long-term deposit accounts with more than a year of maturity increased by €8.3 million, related to:

-	the entry into a €9.0 million two-year deposit forward contract, accessible prior to the expiration of the term with a notice period of 31 days, in October 2023; and
-	the change of maturity of a €0.7 million term deposit (a deposit maturing at January 30, 2024 and repaid early in April, 2023).

In the fiscal year 2022, deposit accounts whose maturity was shorter than one year from December 31, 2022 had been reclassified as current assets (see Note 10. – Trade receivables, tax receivables and other current assets), resulting in a decrease in the “Long-term deposit accounts” of €1.0 million. At December 31, 2022, long-term deposit accounts were mainly composed of one account maturing at January 30, 2024.

At December 31, 2021, two pledges over cash, for a total amount of €1.7 million, were in place:

-	one pledge over cash of €0.7 million was granted by the Company on February 1, 2019, equivalent to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement; and
-	one pledge over cash of €1.0 million was granted by the Company on January 6, 2021. Following the request for a deferral of payment on the payroll tax for fiscal years 2016 and 2017, the Company carried out a guarantee to the tax authorities, in the form of a bank guarantee from Crédit Agricole.

These pledges were granted as part of the surety provided by the Company to the French tax authorities in connection with its tax disputes, in the form of €1.7 million bank guarantees from Crédit Agricole. During April 2022, two pledges over cash of €1.0 million and €0.7 million were released following the settlement on the payroll tax for fiscal years 2016 and 2017 (see Note 1.3 – Significant events of 2022 and 2021).

Advances payments – non-current

As of December 31, 2023, non-current advances to suppliers amounted to €1.0 million, corresponding to the advance paid under the CRO contract with PRA, as non - current advances to suppliers as of December 31, 2022 and December 31, 2021 (see Note 26. – Commitments related to operational activities).